MEZZANINE EQUITY (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 03, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($) D $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares	Mar. 06, 2023 $ / shares shares
Temporary Equity [Line Items]
Redemption price per share (in USD per share) | $ / shares	$ 1,000
Cash consideration	$ 65,000
Issuance costs					$ 1,100
purchase up to an aggregate of shares (in shares) | shares	646,264							1
Exercise price (in dollars per share) | $ / shares	$ 0.01							$ 287.5
Net proceeds on the initial issuance date					63,900
Derivative liability was remeasured at a fair value		$ (13,600)	$ (9,300)		(13,600)
Gain on derivative, net			$ (4,300)		$ (17,400)
Redeemable convertible preferred stock, shares outstanding (in shares) | shares		65,000,000	65,000,000	0	65,000,000	0	0
Stated liquidation preference (in dollars per share) | $ / shares		$ 1,000	$ 1,000		$ 1,000
Dividend rate			18.00%		18.00%
Dividend rate thereafter			12.00%		12.00%
Dividend rate will increase					1.00%
Accumulated undeclared dividends on Series A and B Preferred Stock					$ 1,922	$ 0
Trading day average price					30 days
Convertible Preferred Stock, conversion, shares issuable (in shares) | shares		5,600,000			5,600,000
Trading days | D					20
Consecutive trading days | D					30
Conversion price					115.00%
Liquidation preference					100.00%
Liquidation preference if the change of control					150.00%
Voting equity interest acquired					50.00%
Classes of equity in the surviving company					50.00%
Promissory Note
Temporary Equity [Line Items]
Promissory note, term		5 years
Interest rate		15.00%			15.00%
Hawthorn Warrants
Temporary Equity [Line Items]
Net proceeds on the initial issuance date					$ 5,000
Convertible Preferred Derivative
Temporary Equity [Line Items]
Net proceeds on the initial issuance date					$ 31,000
Series A Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued (in shares) | shares	35,000	35,000	35,000		35,000
Convertible preferred stock, stated value per share (in USD per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Cash consideration					$ 11,308
Issuance costs	$ 600
Net proceeds on the initial issuance date					$ 11,300
Redeemable convertible preferred stock, shares outstanding (in shares) | shares		35,000	35,000		35,000
Stated liquidation preference (in dollars per share) | $ / shares		$ 1,000	$ 1,000		$ 1,000
Liquidation preference totals		$ 36,000	$ 37,700		$ 36,000
Accumulated undeclared dividends on Series A and B Preferred Stock			$ 2,664	$ 0	$ 1,035	0
Initial conversion price (in USD per share) | $ / shares		$ 12.32			$ 12.32
Series B Convertible Preferred Stock
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares issued (in shares) | shares	30,000	30,000	30,000		30,000
Convertible preferred stock, stated value per share (in USD per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Cash consideration					$ 16,601
Issuance costs	$ 500
Net proceeds on the initial issuance date					$ 16,600
Redeemable convertible preferred stock, shares outstanding (in shares) | shares		30,000	30,000		30,000
Stated liquidation preference (in dollars per share) | $ / shares		$ 1,000	$ 1,000		$ 1,000
Liquidation preference totals		$ 30,900	$ 32,300		$ 30,900
Accumulated undeclared dividends on Series A and B Preferred Stock			$ 2,283	$ 0	$ 887	$ 0
Initial conversion price (in USD per share) | $ / shares		$ 11.39			$ 11.39
Series A Conversion Rate
Temporary Equity [Line Items]
Stock conversion rate (in USD per share) | $ / shares		81.16883			81.16883
Series B Conversion Rate
Temporary Equity [Line Items]
Stock conversion rate (in USD per share) | $ / shares		$ 87.7963			$ 87.7963